DEPOSITS (Schedule of Interest Expense by Deposit Category) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
DEPOSITS [Abstract]
Interest-earning checking	$ 4	$ 5	$ 8
Savings accounts	29	39	61
Money market accounts	22	28	42
Savings certificates	275	303	425
Advance payments by borrowers for taxes and insurance		3	7
Total	$ 330	$ 378	$ 543